Debt obligations	12 Months Ended
Apr. 30, 2012
Debt obligations
15.	Debt obligations:

	Principal Repayment terms	Facility maturity dates	2012	2011

Senior secured notes	At maturity	October 2020	$1,084,109	$1,082,936

Revolving credit facility:
US LIBOR plus margin (i)	At maturity	October 2015	125,000	70,000

Other term loans:
Eurocopter Loan - 2.50%	At maturity	June 2011	—	1,618

Eurocopter Loan - 2.50%	On demand	—	4,623	—

EDC US loan - 5.04%	Semi-annually	November 2011	—	1,959
EDC-B.A. CDOR rate (6 month) plus margin (i)	Semi-annually	June 2014	2,745	3,993
EDC-B.A. CDOR rate (6 month) plus margin (i)	Semi-annually	April 2018	10,476	13,609
Capital lease obligations	Quarterly	June 2012 - May 2014	26,922	117,371

Boundary Bay Financing - 6.93%	Monthly	April 2035	33,205	—

Total long-term debt			1,287,080	1,291,486
Less: current portion			(17,701)	(106,642)

Long-term			$1,269,379	$1,184,844

(i)	Margins range from 0.8% to 4.5% during the year ended April 30, 2012 (2011 – 0.8% to 3.75%)

(a)	Senior secured notes:

On October 4, 2010, the Company completed the refinancing of its long-term debt obligations which included the issuance of $1,100.0 million in senior secured notes (the “notes”), a new revolving credit facility agreement, and the repayment of the senior credit facilities using the proceeds from the senior secured note issuance. As a result of the long-term debt refinancing, the Company wrote-off $47.1 million in deferred financing costs related to the senior credit facilities and incurred additional fees of $42.7 million, which are being amortized over the terms of the respective debt instruments.

The notes with an aggregate principal of $1,100.0 million, due October 15, 2020 were issued at 98.399% of par value and bear interest at 9.25% with semi-annual interest payments on April 15 and October 15. The notes have been recorded net of the discount and are being accreted to face value using the effective interest rate method.

The notes were issued by one of the Company’s subsidiaries and are guaranteed by the Company and most of its subsidiaries through a general secured obligation. The notes are secured on a first-priority lien basis by the collateral of each guarantor subject to the permitted liens under the indenture, are subordinated to the priority payment lien obligations including the revolving credit facility and senior to all unsecured indebtedness of each guarantor.

The notes have the following optional redemption features:

•

Any time prior to October 15, 2013, the Company can redeem 35% of the aggregate principal amount of the notes at a redemption price of 109.25% of the principal plus accrued and unpaid interest provided that at least 50% of the aggregate principal of the notes remains outstanding and the redemption occurs within 180 days of the issuance date.

•	The Company can redeem the notes in whole or part, on or after October 15, 2015, at redemption prices that range from 100% to 104.625% of the principal, plus accrued and unpaid interest.

•

The Company can redeem up to 10% of the aggregate principal amount of the notes in any twelve month period following the issuance date up to October 15, 2015 at a redemption price of 103% of the principal plus accrued interest and unpaid interest.

•

The Company can redeem the notes in whole or in part at a price of 100% of the aggregate principal amount plus a premium equal to the greater of 1% of the principal amount or the excess of the present value at the redemption date over the principal amount of the notes. Under this option, the present value at the redemption is to be computed based on a redemption price of 104.625% on October 15, 2015 plus all required interest payments due on the notes through October 15, 2015 (excluding accrued but unpaid interest to the applicable redemption date). The applicable discount rate is equal to the treasury rate plus 50 basis points.

Each holder of the notes has the right to require the Company to repurchase the notes at a purchase price of 101% of the principal amount plus accrued and unpaid interest upon the occurrence of certain events constituting a change in control of the Company.

The notes contain certain covenants limiting the incurrence of additional indebtedness and liens based on the ratio of consolidated adjusted earnings before interest, taxes, depreciation and amortization to fixed charges and total indebtedness as defined in the indenture and other restrictions including limitations on disposition of assets, the payment of dividends or redemption of equity interests and transactions with affiliates. As at April 30, 2012, the Company was in compliance with these covenants.

(b)	Revolving credit facility:

The revolving credit facility of $375.0 million is held with a syndicate of financial institutions and bears interest at the Alternate Base Rate, LIBOR, Canadian Prime Rate or EURIBOR plus an applicable margin that ranges from 2.75% to 4.50% based on the total leverage ratio calculated as of the most recent quarter. The revolving credit facility has a five year term. The availability on the revolving credit facility at April 30, 2012 is $165.0 million, net of $85.0 million outstanding letters of credit.

The revolving credit facility is secured on a super senior first priority basis and ranks equally with the senior secured notes except for payments upon enforcement and insolvency, where the revolving credit facility will rank before the note holders. The revolving credit facility is guaranteed by most of the Company’s subsidiaries through a general secured obligation. The revolving credit facility covenants include a requirement for the Company to maintain a first priority debt leverage ratio of 2.5:1, which is tested at the end of each financial quarter. At April 30, 2012 the Company was in compliance with all revolving credit facility covenants.

(c)	Boundary Bay financing:

On April 17, 2012, the Company sold its Boundary Bay facility (“the facility”) to a third party for $37.0 million and entered into a 23 year lease agreement to lease the building from the third party for $263,679 per month for the first five years with an increase of the lesser of 12% or CPI every five years. Under the lease agreement the Company has the option to purchase the property during the first 10 years of the lease for $46.4 million up to April 2017 and $47.9 million from May 2017 to April 2022. The Company also has an option to renew the lease agreement for an additional 10 years and a second option to renew the lease for a further five years.

As a result of the option to repurchase the facility, which indicates that the Company has continuing involvement, the disposal of the facility was accounted for as a financing and not a sale. ASC 360-20 specifies the accounting required for a seller’s sale and simultaneous leaseback involving real estate. As a financing, no gain on the sale of the facility was recognized in the Consolidated Statements of Operations.

As a financing, the facility remains on the Consolidated Balance Sheets and continues to be amortized. The related proceeds were recorded as a finance obligation with payments recorded to interest expense and the finance obligation based on the amortization of the obligation over the life of the lease agreement.

The transaction provided a vendor take back mortgage of $3.5 million to the purchaser. It bears interest at 8.55% and the interest is payable monthly. The mortgage is due and payable in April 2013. The finance obligation has been recorded net of the take back mortgage receivable.

(d)	Debt denominated in foreign currencies:

Total debt obligations, including capital leases, denominated in foreign currencies and the US dollar equivalent are as follows:

2012			2011
Debt in original currency		US dollar equivalent	Debt in original currency		US dollar equivalent

	€3,495	$4,623		€3,199	$4,730

	£—	—		£7,111	11,830

CAD	45,887	46,426	CAD	16,741	17,602

		$51,049			$34,162

(e)	Repayment requirements:

Repayment requirements related to the total debt obligations outstanding as of April 30, 2012 over the next five years and thereafter are as follows:

	Boundary Bay financing	Capital lease obligations	Other long-term debt (i)	Total
2013	$(3,364)	$10,769	$7,467	$14,872
2014	152	1,051	2,844	4,047
2015	165	16,188	2,295	18,648
2016	179	—	126,747	126,926
2017	195	—	1,746	1,941
and thereafter	35,878	—	1,101,746	1,137,624

	33,205	28,008	1,242,845	1,304,058
Less interest	—	(1,086)	—	(1,086)

Total	$33,205	$26,922	$1,242,845	$1,302,972

(i)	These amounts exclude the discount on the Senior secured notes of $15.9 million which is included in the carrying amount of debt at April 30, 2012.